Document and Entity Information	0 Months Ended
Jan. 08, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 08, 2014
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Jan. 08, 2014
Document Effective Date	Jan. 09, 2014
Prospectus Date	Jan. 08, 2014
PowerShares NYSE Century Portfolio | PowerShares NYSE Century Portfolio
Risk/Return:
Trading Symbol	NYCC